C13FCON P 6/26/02

01074867

CONFIDENTIAL TREATMENT DENIED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
is a restatement. [ ]
adds new holdings entries. [ ]

Institutional Investment Manager Filing this Report:

Name: Bunker Capital, LLC
Address: 411 West Putnam Avenue, Suite 420
Greenwich, Connecticut 06830

Form 13F File Number: 028-07834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry Leibowitz
Title: Managing Member
Phone: (203)863-7833

Signature, Place, and Date of Signing:

/s/ Larry Leibowitz Greenwich, Connecticut 05/11/01

[Signature]	Greenwich, CT [City, State]	5/10/01 [Date]

PROCESSED
OCT 30 2002
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 146

Form 13F Information Table Value Total: $165,127,399

The Institutional Investment Manager has requested confidential treatment for all positions listed in this report. No separate report has been filed with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Name of Issuer	CUSIP Number	Shares or Prn Amt	Fair Mkt Value	Investment Discretion	Managers	Voting Authority
AlcoaInc.	01381710	14,586	524,367	Sole	None	Sole
AppleComputerInc.	03783310	27,439	605,579	Sole	None	Sole
AbbottLaboratories	00282410	24,258	1,144,735	Sole	None	Sole
AdobeSystemsInc.	00724F10	11,748	410,828	Sole	None	Sole
ADCTelecommunications	00088610	57,705	490,493	Sole	None	Sole
AFLACInc.	00105510	10,900	300,186	Sole	None	Sole
AmericanHomeProducts	02660910	20,680	1,214,950	Sole	None	Sole
AmericanInt'lGroupInc	02687410	38,365	3,088,383	Sole	None	Sole
AllstateCorporationThe	02000210	12,000	503,280	Sole	None	Sole
AlteraCorp.	02144110	35,616	763,518	Sole	None	Sole
AppliedMaterials	03822210	29,918	1,301,433	Sole	None	Sole
AppliedMicroCircuits	03822W10	22,718	374,847	Sole	None	Sole
AmgenInc.	03116210	40,911	2,462,331	Sole	None	Sole
AmericaOnlineInc.	00184A10	72,818	2,923,643	Sole	None	Sole
AmericanExpressCompany	02581610	22,388	924,624	Sole	None	Sole
BoeingCompanyThe	09702310	14,000	779,940	Sole	None	Sole
BankofAmericaCorp.	06050510	26,800	1,467,300	Sole	None	Sole
BedBath&BeyondInc.	07589610	24,243	595,469	Sole	None	Sole
BEASystemsInc.	07332510	17,884	525,343	Sole	None	Sole
BiogenInc.	09059710	10,723	678,900	Sole	None	Sole
BankofNewYorkCo.The	06405710	11,600	571,184	Sole	None	Sole
BellSouthCorporation	07986010	30,100	1,231,692	Sole	None	Sole
BiometInc.	09061310	14,094	554,951	Sole	None	Sole
Bristol-MyersSquibbCo.	11012210	32,900	1,954,260	Sole	None	Sole
BrocadeCommunications	11162110	13,170	275,121	Sole	None	Sole
Anheuser-BuschCompanies	03522910	13,500	620,055	Sole	None	Sole
CitigroupInc.	17296710	85,307	3,837,109	Sole	None	Sole
ClearChannelCommunic.	18450210	10,094	549,618	Sole	None	Sole
ConcordEFSInc.	20619710	19,898	804,625	Sole	None	Sole
ChironCorporation	17004010	15,647	686,512	Sole	None	Sole
CheckPointSoftwareTech	M2246510	11,523	547,343	Sole	None	Sole
ChevronCorporation	16675110	10,786	947,011	Sole	None	Sole
CIENACorporation	17177910	17,415	727,076	Sole	None	Sole
ComcastCorporation	20030020	35,954	1,507,821	Sole	None	Sole
CostcoWholesaleCorp.	22160K10	19,645	771,066	Sole	None	Sole
CompaqComputerCorp.	20449310	30,000	546,000	Sole	None	Sole
CiscoSystemsInc.	17275R10	237,972	3,762,932	Sole	None	Sole
CintasCorporation	17290810	12,004	473,198	Sole	None	Sole
CitrixSystemsInc.	17737610	11,072	233,896	Sole	None	Sole
E.I.DuPontdeNemours	26353410	16,848	685,714	Sole	None	Sole
DellComputerCorporation	24702510	87,235	2,240,849	Sole	None	Sole
WaltDisneyCompanyThe	25468710	34,900	998,140	Sole	None	Sole
EchoStarCommunications	27876210	10,957	303,372	Sole	None	Sole
DowChemicalCompany(NEW)	26054310	14,805	467,394	Sole	None	Sole
DukeEnergyCorporation	26439910	11,500	491,510	Sole	None	Sole
eBayInc.	27864210	10,430	377,436	Sole	None	Sole
EMCCorporation	26864810	36,724	1,079,686	Sole	None	Sole

EnronCorp.	29356110	12,500	726,250	Sole	None	Sole
LMEricssonTelephoneCo.	29482140	43,277	242,081	Sole	None	Sole
ExodusCommunications	30208810	20,123	216,322	Sole	None	Sole
FordMotorCompany	34537086	29,358	825,547	Sole	None	Sole
FleetBostonFinancial	33903010	18,328	691,882	Sole	None	Sole
FlextronicsInternational	Y2573F10	22,626	339,390	Sole	None	Sole
FannieMae	31358610	16,905	1,345,638	Sole	None	Sole
SprintFONGroup	85206110	15,300	336,447	Sole	None	Sole
FreddieMac	31340030	11,102	719,743	Sole	None	Sole
FirstUnionCorporation	33735810	18,071	596,343	Sole	None	Sole
GilletteCompanyThe	37576610	14,600	455,082	Sole	None	Sole
GeneralElectricCompany	36960410	165,883	6,943,863	Sole	None	Sole
CorningIncorporated	21935010	15,600	322,764	Sole	None	Sole
Gemstar-TVGuideInt'l	36866W10	23,661	680,254	Sole	None	Sole
GapInc.The	36476010	15,386	364,956	Sole	None	Sole
GlobalCrossingLtd.	G3921A10	15,044	202,944	Sole	None	Sole
HomeDepotInc.The	43707610	37,499	1,616,207	Sole	None	Sole
HoneywellInternational	43851610	13,411	547,169	Sole	None	Sole
Hewlett-PackardCompany	42823610	33,718	1,054,362	Sole	None	Sole
Int'lBusinessMachines	45920010	29,106	2,799,415	Sole	None	Sole
ImmunexCorporation	45252810	33,339	477,164	Sole	None	Sole
IntelCorporation	45814010	218,828	5,757,912	Sole	None	Sole
IntuitInc.	46120210	15,016	416,694	Sole	None	Sole
i2TechnologiesInc.	46575410	19,157	277,777	Sole	None	Sole
JDSUniphaseCorporation	46612J10	77,193	1,423,246	Sole	None	Sole
Johnson&Johnson	47816010	23,500	2,055,545	Sole	None	Sole
JuniperNetworksInc.	48203R10	10,818	410,651	Sole	None	Sole
J.P.MorganChase&Co.	46625H10	33,454	1,502,085	Sole	None	Sole
KLA-TencorCorporation	48248010	10,797	425,132	Sole	None	Sole
Coca-ColaCompanyThe	19121610	39,640	1,790,142	Sole	None	Sole
KrogerCompanyThe	50104410	13,818	356,366	Sole	None	Sole
MBNACorporation	55262L10	14,800	489,880	Sole	None	Sole
LinearTechnologyCorp.	53567810	23,516	965,626	Sole	None	Sole
EliLilly&Co.	53245710	19,500	1,494,870	Sole	None	Sole
LucentTechnologiesInc.	54946310	57,269	570,972	Sole	None	Sole
SouthwestAirlinesCo.	84474110	12,525	222,319	Sole	None	Sole
Level3Communications	52729N10	11,538	200,473	Sole	None	Sole
McDonald'sCorporation	58013510	20,500	544,275	Sole	None	Sole
MedtronicInc.	58505510	20,298	928,431	Sole	None	Sole
MedImmuneInc.	58469910	14,492	519,901	Sole	None	Sole
MerrillLynch&Co.Inc.	59018810	12,400	686,960	Sole	None	Sole
MetLifeInc.	59156R10	15,600	468,780	Sole	None	Sole
MillenniumPharmaceutical	59990210	10,506	320,013	Sole	None	Sole
PhilipMorrisCompanies	71815410	38,400	1,822,080	Sole	None	Sole
MotorolaInc.	62007610	36,875	525,838	Sole	None	Sole
Merck&Co.Inc.	58933110	37,719	2,862,872	Sole	None	Sole
MicrosoftCorporation	59491810	172,791	9,449,508	Sole	None	Sole
MorganStanleyDeanWitt.	61744644	19,100	1,021,850	Sole	None	Sole
MaximIntegratedProducts	57772K10	22,028	916,145	Sole	None	Sole

NortelNetworksCorp.	65656810	53,124	746,392	Sole	None	Sole
NetworkApplianceInc.	64120L10	20,454	343,883	Sole	None	Sole
NextelCommunications	65332V10	54,822	788,066	Sole	None	Sole
BankOneCorporation	06423A10	17,700	640,386	Sole	None	Sole
OracleCorporation	68389X10	197,276	2,955,195	Sole	None	Sole
PalmInc.	69664210	34,127	286,880	Sole	None	Sole
PaychexInc.	70432610	22,473	832,906	Sole	None	Sole
SprintPCSGroup	85206150	15,400	292,600	Sole	None	Sole
PepsiCoInc.	71344810	22,000	966,900	Sole	None	Sole
PfizerInc.	71708110	106,724	4,370,348	Sole	None	Sole
Procter&GambleCo.The	74271810	22,600	1,414,760	Sole	None	Sole
PharmaciaCorporation	71713U10	21,388	1,077,314	Sole	None	Sole
PMC-SierraInc.	69344F10	10,315	255,193	Sole	None	Sole
PeopleSoftIncorporated	71271310	18,996	445,219	Sole	None	Sole
QwestCommunicationsInt.	74912110	28,472	997,944	Sole	None	Sole
QUALCOMMInc.	74752510	53,671	3,039,120	Sole	None	Sole
RoyalDutchPetroleumCo.	78025780	34,700	1,923,768	Sole	None	Sole
SanminaCorporation	80090710	21,115	413,062	Sole	None	Sole
SBCCommunicationsInc.	78387G10	54,875	2,449,071	Sole	None	Sole
StarbucksCorporation	85524410	16,465	698,733	Sole	None	Sole
CharlesSchwabCorp.The	80851310	23,150	356,973	Sole	None	Sole
SiebelSystemsInc.	82617010	31,350	852,720	Sole	None	Sole
Schering-PloughCorp.	80660510	24,100	880,373	Sole	None	Sole
SaraLeeCorp.	80311110	14,400	310,752	Sole	None	Sole
SolectronCorporation	83418210	11,100	211,011	Sole	None	Sole
SouthernCompanyThe	84258710	10,700	375,463	Sole	None	Sole
StaplesInc.	85503010	22,222	330,552	Sole	None	Sole
SunMicrosystemsInc.	86681010	118,349	1,813,107	Sole	None	Sole
SyscoCorporation	87182910	14,136	374,745	Sole	None	Sole
AT&TCorporation	00195710	63,205	1,346,267	Sole	None	Sole
TargetCorporation	87612E10	13,806	498,121	Sole	None	Sole
TellabsInc.	87966410	14,553	592,125	Sole	None	Sole
TexasInstruments	88250810	26,500	820,970	Sole	None	Sole
TycoInt'l.Ltd.(NEW)	90212410	29,266	1,265,169	Sole	None	Sole
USANetworksInc.	90298410	15,638	374,335	Sole	None	Sole
FirstarCorporation	90297330	31,831	738,479	Sole	None	Sole
ViacomInc.	92552430	29,195	1,283,704	Sole	None	Sole
VeritasSoftwareCorp.	92343610	26,550	1,227,672	Sole	None	Sole
VoiceStreamWirelessCorp	92861510	12,567	1,160,877	Sole	None	Sole
VitesseSemiconductor	92849710	16,620	395,764	Sole	None	Sole
VerizonCommunications	92343V10	44,871	2,212,140	Sole	None	Sole
WalgreenCompany	93142210	18,200	742,560	Sole	None	Sole
WorldComInc.	98157D10	95,061	1,776,453	Sole	None	Sole
WellsFargo&Company	94974610	28,642	1,416,920	Sole	None	Sole
WashingtonMutualInc.	93932210	10,743	588,179	Sole	None	Sole
WasteManagementInc.NEW	94106L10	10,943	270,292	Sole	None	Sole
Wal-MartStoresInc.	93114210	73,722	3,722,961	Sole	None	Sole
XilinxIncorporated	98391910	28,847	1,013,251	Sole	None	Sole
ExxonMobilCorporation	30231G10	57,324	4,643,244	Sole	None	Sole

Yahoo!Inc.	98433210	21,498	338,594	Sole	None	Sole